REVENUE - Summary of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total License and Other Revenue	$ 10,499	$ 17,377	$ 55,360	$ 126,156
Total Collaboration Revenue	261,831	142,828	667,163	314,563
Total revenue	272,330	160,205	722,523	440,719
United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total License and Other Revenue	10,481	17,347	35,216	125,932
Total Collaboration Revenue	197,831	129,077	535,990	282,668
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total License and Other Revenue	18	30	20,144	224
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Collaboration Revenue	$ 64,000	$ 13,751	$ 131,173	$ 31,895